Employee Benefits (Details 7) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Percentage of reasonably possible increase in actuarial assumption	25.00%	25.00%
Life expectancy reasonably possible increase in actuarial assumption	1 year	1 year
Discount rate [Member]
Statement Line Items [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	SFr (148,884)	SFr (138,606)
Salary increase [Member]
Statement Line Items [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	14,395	13,121
Pension indexation [Member]
Statement Line Items [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	74,976	65,943
Life expectancy [Member]
Statement Line Items [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	SFr 73,484	SFr 60,369